SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
Short Term Investments [Abstract]
SHORT-TERM INVESTMENTS [Text Block]

4.           SHORT-TERM INVESTMENTS

As at December 31, 2022, the Company had $21,000,000 (December 31, 2021 - $16,000,000) invested in Canadian dollar denominated guaranteed investment certificates plus accrued interest of $368,455 (December 31, 2021 - $73,639).